Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Rent expense	$ 383	$ 164	$ 413	$ 276	$ 230